Government Grants (Details) - Schedule of Government Grants - CAD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Recognized in interim condensed statements of loss [Member]
Government Grants (Details) - Schedule of Government Grants [Line Items]
Grants	$ 90,065	$ 216,423	$ 90,065	$ 335,703
R&D tax credit		45,800	82,176	93,240
Total grants and R&D tax credit	90,065	262,223	172,241	428,943
Recognized against carrying amount of intangible assets [Member]
Government Grants (Details) - Schedule of Government Grants [Line Items]
Grants	13,713	40,000	13,713	181,156
R&D tax credit	178,142	54,200	266,746	110,326
Total grants and R&D tax credit	191,855	94,200	280,459	291,482
Total grant [Member]
Government Grants (Details) - Schedule of Government Grants [Line Items]
Grants	103,778	256,423	103,778	516,859
R&D tax credit	178,142	100,000	348,922	203,566
Total grants and R&D tax credit	$ 281,920	$ 356,423	$ 452,700	$ 720,425